Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	46,327	47,714
Total ending allowance balance	46,327	47,714	47,927	48,717
Loans [Abstract]
Individually evaluated for impairment	26,535	29,340
Collectively evaluated for impairment	3,131,797	2,879,469
Total ending loans balance	3,158,332	2,908,809
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,071	4,019
Total ending allowance balance	4,071	4,019	3,771	4,140
Loans [Abstract]
Individually evaluated for impairment	4,129	8,082
Collectively evaluated for impairment	219,253	215,399
Total ending loans balance	223,382	223,481
Commercial Real Estate [Member]
Loans [Abstract]
Total ending loans balance	194,124	191,126
Other [Member]
Loans [Abstract]
Total ending loans balance	29,258	32,355
Real Estate Mortgage - 1 to 4 Family [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	42,088	43,597
Total ending allowance balance	42,088	43,597	44,069	44,479
Loans [Abstract]
Individually evaluated for impairment	22,406	21,258
Collectively evaluated for impairment	2,904,950	2,658,175
Total ending loans balance	2,927,356	2,679,433
First Mortgages [Member]
Loans [Abstract]
Total ending loans balance	2,517,567	2,287,808
Home Equity Loans [Member]
Loans [Abstract]
Total ending loans balance	57,655	51,136
Home Equity Lines of Credit [Member]
Loans [Abstract]
Total ending loans balance	352,134	340,489
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	168	98
Total ending allowance balance	168	98	87	98
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	7,594	5,895
Total ending loans balance	$ 7,594	$ 5,895